Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases

The future aggregate minimum lease payments under non-cancellable operating leases as follows:

	2024	2025
	RMB’000	RMB’000
Less than 1 year	34,148	31,996
1 to 2 years	19,799	28,485
2 to 5 years	38,683	72,990
More than 5 years	8,360	21,305
Total	100,990	154,776